UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number           811-22312

ACAP Strategic Fund

(Exact name of registrant as specified in charter)

350 Madison Avenue, 9th Floor
New York, New York 10017

(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 9th Floor
New York, New York 10017

(Name and address of agent for service)

registrant’s telephone number, including area code: 212-389-8713

Date of fiscal year end: October 31

Date of reporting period: April 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

ACAP Strategic Fund

Financial Statements
(Unaudited)

For the Period March 1, 2010 (commencement of operations)
Through April 30, 2010

ACAP Strategic Fund

Financial Statements
(Unaudited)

For the Period March 1, 2010
(commencement of operations)
Through April 30, 2010

ACAP STRATEGIC FUND
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)

April 30, 2010
Assets
Investments in securities, at fair value (cost $29,419,394)	$30,578,671
Cash and cash equivalents (including Euros of $948, with a cost of $958)	4,422,054
Due from broker (including Hong Kong Dollars of $157,021, with a cost of $157,022 and Japanese Yen of $468, with a cost of $473)	7,821,223
Receivable for investment securities sold	744,214
Net unrealized gain on swap contracts	35,265
Dividends receivable (net of foreign withholding tax of $503)	17,018
Interest receivable	7,871

Total assets	43,626,316

Liabilities
Securities sold, not yet purchased, at fair value (proceeds $14,406,815)	14,937,893
Due to custodian (including Hong Kong Dollars of $9,505, with a cost of $9,505)	9,505
Due to broker (including Euros of $4,458 with a cost of $4,435)	4,458
Payable for investment securities purchased	892,708
Advisory fees payable	45,823
Dividends payable on securities sold, not yet purchased	42,589
Accrued incentive fees	32,719
Administration fees payable	12,975
Shareholders servicing fees payable	5,728
Custody fees payable	2,000
Professional fees payable	1,550
Accrued expenses	48,850

Total liabilities	16,036,798

Net Assets	$27,589,518

Net Assets
Represented by:
Shares of beneficial interest—$0.001 par value; unlimited shares authorized; 2,721,927 shares issued and outstanding	$27,458,641
Accumulated net investment loss	(231,200)
Accumulated net realized loss of investment transactions, foreign currency translations	(301,505)
Net unrealized gain/(loss) of investments, foreign currency and swap contracts	663,582

Net Assets	$27,589,518

Net asset value per share	$10.14

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)

Shares		April 30, 2010 Fair Value

	Investments in Securities—110.83%
	Common Stock—110.22%
	Bermuda—3.52%
	Semiconductor Components—Integrated Circuits—3.52%
47,000	Marvell Technology Group Ltd *	$970,550

	Total Bermuda (cost $962,818)	$970,550

	Canada—3.58%
	Computers—2.40%
9,300	Research In Motion Ltd *	662,067

	Enterprise Software / Services—1.18%
7,700	Open Text Corp *	324,555

	Total Canada (cost $1,037,953)	$986,622

	China—12.53%
	Food – Confectionery—0.54%
200,000	Want Want China Holdings Ltd	152,242

	Industrial Gases—0.38%
94,000	Yingde Gases *	104,969

	Instruments – Controls—1.17%
395,000	China Automation Group Ltd	321,536

	Insurance Brokers—2.33%
23,200	CNinsure Inc ADR (a)	643,568

	Power Conversion / Supply Equipment—0.28%
12,600	JA Solar Holdings Co Ltd ADR *	76,986

	Real Estate Management / Services—1.82%
29,800	E-House China Holdings Ltd ADS	500,938

	Real Estate Operations / Development—1.46%
265,500	Longfor Properties	265,706
453,000	Powerlong Real Estate Holdings Ltd	137,114

		402,820

	Retail – Regional Department Stores—2.19%
309,000	Golden Eagle Retail Group Ltd	604,152

	Retail – Restaurants—0.82%
209,000	Ajisen China Holdings Ltd	225,045

	Transactional Software—0.77%
6,200	Longtop Financial Technologies Ltd ADR *	213,342

	Web Portals / ISP—0.77%
6,100	Netease.com ADR *	212,707

	Total China (cost $3,456,440)	$3,458,305

	France—1.14%
	Batteries / Battery Systems—1.14%
8,612	Saft Groupe SA *	314,957

	Total France (cost $333,443)	$314,957

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		April 30, 2010 Fair Value

	Common Stock (continued)
	Hong Kong—9.97%
	Agricultural Operations—1.00%
234,000	China Green Holdings Ltd	$275,774

	Alternative Waste Technology—2.14%
1,184,000	China Everbright International Ltd	593,222

	Diversified Operations—2.54%
464,000	Guangdong Investment Ltd	242,639
104,000	Shanghai Industrial Holdings Ltd	456,776

		699,415

	Electronic Measuring Instruments—0.26%
106,000	Wasion Group Holdings Ltd	70,448

	Lottery Services—0.75%
1,725,000	REXLot Holdings Ltd	206,627

	Retail – Apparel / Shoes—3.28%
1,272,000	Trinity Ltd	906,000

	Total Hong Kong (cost $2,792,618)	$2,751,486

	Ireland—1.06%
	Computer Services—1.06%
6,700	Accenture PLC, Class A	292,388

	Total Ireland (cost $277,617)	$292,388

	Israel—1.68%
	Electronic Components – Semiconductors—1.68%
18,700	Mellanox Technologies Ltd * (a)	463,760

	Total Israel (cost $408,459)	$463,760

	Singapore—0.85%
	Electronic Components – Semiconductors—0.85%
11,400	Avago Technologies Ltd *	233,928

	Total Singapore (cost $227,952)	$233,928

	United States—75.89%
	Commercial Banks – Southern U.S.—0.72%
67,200	Synovus Financial Corp	202,272

	Commercial Services – Finance—9.89%
3,900	Mastercard Inc, Class A (a)	967,356
24,200	Verisk Analytics Inc, Class A *	678,084
12,000	Visa Inc, Class A (a)	1,082,760

		2,728,200

	Computers—12.30%
8,600	Apple Inc * (a)	2,245,632
19,200	Dell Inc * (a)	310,656
16,100	Hewlett-Packard Co (a)	836,717

		3,393,005

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		April 30, 2010 Fair Value

	Common Stock (continued)
	United States (continued)
	Computers – Memory Devices—7.21%
20,900	EMC Corp * (a)	$397,309
39,900	SanDisk Corp * (a)	1,591,611

		1,988,920

	Diversified Banking Institution—0.40%
25,200	Citigroup Inc *	110,124

	E-Commerce / Services—0.30%
3,500	eBay Inc * (a)	83,335

	Electronic Components – Semiconductors—11.46%
30,200	Broadcom Corp, Class A (a)	1,041,598
21,900	Intel Corp (a)	499,977
43,100	Micron Technology Inc *	402,985
16,200	Monolithic Power Systems Inc * (a)	399,330
29,300	Omnivision Technologies Inc *	514,508
4,900	Silicon Laboratories Inc *	236,915
2,600	Texas Instruments Inc	67,626

		3,162,939

	Engineering / R&D Services—1.95%
6,400	Mistras Group Inc *	75,072
12,100	Shaw Group Inc *	463,188

		538,260

	Enterprise Software / Services—1.55%
14,200	CA Inc (a)	323,902
4,000	Taleo Corp, Class A *	103,920

		427,822

	Finance – Other Services—0.89%
2,100	IntercontinentalExchange Inc *	244,923

	Industrial Audio & Video Production—3.69%
14,800	Dolby Laboratories Inc, Class A * (a)	1,017,056

	Investment Management / Advisory Services—4.14%
7,600	Franklin Resources Inc (a)	878,864
18,700	Janus Capital Group Inc	263,296

		1,142,160

	Networking Products—2.71%
8,100	Acme Packet Inc *	211,734
19,900	Cisco Systems Inc * (a)	535,708

		747,442

	Retail – Computer Equipment—1.62%
18,400	GameStop Corp, Class A * (a)	447,304

	Retail – Consumer Electronics—4.28%
25,900	Best Buy Co Inc (a)	1,181,040

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		April 30, 2010 Fair Value

	Common Stock (continued)
	United States (continued)
	Retail – Discount—0.97%
4,400	Dollar Tree Inc * (a)	$267,168

	Semiconductor Components – Integrated Circuits—2.97%
15,900	Analog Devices Inc (a)	475,887
51,800	Integrated Device Technology Inc *	342,398

		818,285

	Telecommunication Equipment—2.31%
70,200	Tellabs Inc (a)	637,416

	Transport – Services—0.84%
17,200	Echo Global Logistics Inc * (a)	232,028

	Web Hosting / Design—2.42%
4,200	Equinix Inc * (a)	422,730
34,000	Terremark Worldwide Inc *	243,780

		666,510

	Wireless Equipment—3.27%
9,200	American Tower Corp, Class A *	375,452
41,900	Aruba Networks Inc *	526,264

		901,716

	Total United States (cost $19,748,837)	$20,937,925

	Total Common Stock (cost $29,246,137)	$30,409,921

	Purchased Options—0.61%
	Call Options—0.56%
	United States—0.56%
	Computers—0.56%
85	Apple Inc, 01/22/2011, $300.00	155,550

	Total Call Options (cost $98,857)	155,550

	Put Options—0.05%
	United States—0.05%
	Growth – Large Cap—0.05%
600	Powershares QQQ, 06/19/2010, $43.00	13,200

	Total Put Options (cost $74,400)	13,200

	Total Purchased Options (cost $173,257)	$168,750

	Total Investments in Securities (cost $29,419,394)—110.83%	$30,578,671

	Other Liabilities in Excess of Assets—(10.83%)	(2,989,153)

	Net Assets—100.00%	$27,589,518

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased and certain options.

*	Non-income producing security.

ADR	American Depository Receipt

ADS	American Depository Share

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities – By Industry	April 30, 2010 Percentage of Net Assets (%)
Agricultural Operations	1.00
Alternative Waste Technology	2.14
Batteries / Battery Systems	1.14
Commercial Banks – Southern U.S.	0.72
Commercial Services – Finance	9.89
Computer Services	1.06
Computers	15.26
Computers – Memory Devices	7.21
Diversified Banking Institution	0.40
Diversified Operations	2.54
E-Commerce / Services	0.30
Electronic Components – Semiconductors	13.99
Electronic Measuring Instruments	0.26
Engineering / R&D Services	1.95
Enterprise Software / Services	2.73
Finance – Other Services	0.89
Food – Confectionery	0.54
Growth – Large Cap	0.05
Industrial Audio & Video Production	3.69
Industrial Gases	0.38
Instruments – Controls	1.17
Insurance Brokers	2.33
Investment Management / Advisory Services	4.14
Lottery Services	0.75
Networking Products	2.71
Power Conversion / Supply Equipment	0.28
Real Estate Management / Services	1.82
Real Estate Operations / Development	1.46
Retail – Apparel / Shoes	3.28
Retail – Computer Equipment	1.62
Retail – Consumer Electronics	4.28
Retail – Discount	0.97
Retail – Regional Department Stores	2.19
Retail – Restaurants	0.82
Semiconductor Components – Integrated Circuits	6.49
Telecommunication Equipment	2.31
Transactional Software	0.77
Transport – Services	0.84
Web Hosting / Design	2.42
Web Portals / ISP	0.77
Wireless Equipment	3.27

Total Investments in Securities	110.83%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		April 30, 2010 Fair Value

	Securities Sold, Not Yet Purchased—54.14%
	Common Stock—54.14%
	Cayman Islands—0.92% Computers – Memory Devices—0.92%
13,800	Seagate Technology	$253,506

	Total Cayman Islands (proceeds $265,529)	$253,506

	China—6.41%
	Commercial Banks – Non U.S.—1.80%
483,000	Bank of China Ltd, Class H	253,818
98,000	China Merchants Bank Co Ltd, Class H	244,875

		498,693

	Electric—Generation—0.95%
264,000	Datang International Power Generation Co Ltd, Class H	112,211
258,000	Huaneng Power International Inc, Class H	150,534

		262,745

	Energy—Alternate Sources—0.97%
251,000	China Longyuan Power Group Corp, Class H	267,036

	Internet Content—Entertainment—0.85%
5,200	Shanda Interactive Entertainment Ltd ADR	235,768

	Multi-Line Insurance—0.13%
4,000	Ping An Insurance Group Co of China Ltd, Class H	34,956

	Property / Casualty Insurance—0.22%
62,000	PICC Property & Casualty Co Ltd, Class H	59,972

	Real Estate Operations / Development—0.88%
181,600	Guangzhou R&F Properties Co Ltd, Class H	242,789

	Semiconductor Components – Integrated Circuits—0.07%
3,500	Semiconductor Manufacturing International Corp ADR	18,620

	Steel – Producers—0.20%
34,000	Angang Steel Co Ltd, Class H	53,952

	Telecommunication Equipment—0.34%
103,000	Foxconn International Holdings Ltd	94,191

	Total China (proceeds $1,831,254)	$1,768,722

	Finland—1.85%
	Wireless Equipment—1.85%
42,100	Nokia OYJ ADR	511,936

	Total Finland (proceeds $600,769)	$511,936

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		April 30, 2010 Fair Value

	Common Stock (continued)
	Germany—1.99%
	Auto – Cars / Light Trucks—0.14%
773	Bayerische Motoren Werke AG	$38,163

	Electronic Components – Semiconductors—0.25%
4,812	Solarworld AG	69,645

	Power Conversion / Supply Equipment—0.55%
1,240	SMA Solar Technology AG	151,999

	Semiconductor Equipment—0.60%
3,521	Aixtron AG	111,471

1,700	Aixtron AG ADR	53,414

		164,885

	Transport – Services—0.45%
7,585	Deutsche Post AG	123,394

	Total Germany (proceeds $547,812)	$548,086

	Hong Kong—3.54%
	Airport Development / Maintenance—0.35%
158,000	Beijing Capital International Airport Co Ltd, Class H	96,664

	Building Products – Cement / Aggregate—0.09%
52,000	China Resources Cement Holdings Ltd	24,044

	Cellular Telecommunications—0.97%
27,000	China Mobile Hong Kong Ltd	268,645

	Diversified Operations—0.33%
8,000	Swire Pacific Ltd, Class A	90,624

	Real Estate Operations / Development—1.80%
76,000	Hysan Development Co Ltd	225,632
19,000	Sun Hung Kai Properties Ltd	268,458
800	Swire Properties Ltd	2,240

		496,330

	Total Hong Kong (proceeds $969,070)	$976,307

	Japan—7.98%
	Airlines—0.37%
32,000	All Nippon Airways Co Ltd	101,434

	Audio / Video Products—1.53%
15,500	Panasonic Corp	227,855
15,000	Sharp Corp	195,614

		423,469

	Auto – Cars / Light Trucks—0.44%
89,000	Mitsubishi Motors Corp	122,123

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		April 30, 2010 Fair Value

	Common Stock (continued)
	Japan (continued)
	Computers – Integrated Systems—0.61%
46	NTT Data Corp	$167,097

	Computers – Memory Devices—0.77%
3,300	TDK Corp	213,070

	Electric Products – Miscellaneous—0.31%
2,100	Funai Electric Co Ltd	82,873

	Electronic Connectors—0.47%
1,200	Hirose Electric Co Ltd	129,559

	Electronic Measuring Instruments—0.64%
6,800	Advantest Corp	177,285

	Office Automation & Equipment—1.24%
20,000	Ricoh Co Ltd	341,660

	Photo Equipment & Supplies—0.18%
1,600	Olympus Corp	48,777

	Printing – Commercial—0.65%
13,000	Dai Nippon Printing Co Ltd	180,457

	Toys—0.41%
11,400	Namco Bandai Holdings	113,986

	Web Portals / ISP—0.36%
259	Yahoo Japan Corp	99,179

	Total Japan (proceeds $2,089,540)	$2,200,969

	South Korea—0.30%
	Electronic Components – Miscellaneous—0.30%
4,000	LG Display Co Ltd ADR	84,400

	Total South Korea (proceeds $67,302)	$84,400

	Sweden—0.68%
	Wireless Equipment—0.68%
16,300	Telefonaktiebolaget LM Ericsson ADR	187,450

	Total Sweden (proceeds $171,827)	$187,450

	Switzerland—2.37%
	Computers – Peripheral Equipment—0.92%
15,400	Logitech International SA	$252,252

	Electronic Components – Semiconductors—1.45%
43,600	STMicroelectronics NV	401,120

	Total Switzerland (proceeds $669,476)	$653,372

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		April 30, 2010 Fair Value

	Common Stock (continued)
	Taiwan—3.15%
	Electronic Components – Miscellaneous—1.27%
30,100	AU Optronics Corp ADR	$348,859

	Semiconductor Components – Integrated Circuits—1.88%
46,300	Siliconware Precision Industries Co ADR	284,745
66,300	United Microelectronics Corp ADR	234,702
		519,447

	Total Taiwan (proceeds $852,735)	$868,306

	United States—24.95%
	Commercial Banks – Southern U.S.—1.00%
8,300	BB&T Corp	275,892

	Commercial Banks – Western U.S.—0.71%
16,100	Cathay General Bancorp	199,157

	Computers – Memory Devices—1.64%
11,000	Western Digital Corp	451,990

	Electric – Integrated—4.02%
12,800	Consolidated Edison Inc	578,560
5,700	PG&E Corp	249,660
8,100	Southern Co/The	279,936

		1,108,156

	Electronic Components – Semiconductors—4.77%
22,900	Advanced Micro Devices	207,474
29,500	Amkor Technology Inc	222,430
3,400	Cavium Networks Inc	93,874
3,300	Cree Inc	241,593
26,400	Fairchild Semiconductor International Inc	296,208
8,700	Microchip Technology Inc	254,127

		1,315,706

	Finance – Other Services—1.10%
9,300	NYSE Euronext	303,459

	Multi-Media—0.87%
6,700	Meredith Corp	240,731

	Paper & Related Products—0.22%
2,300	International Paper Co	61,502

	Recreational Centers—1.15%
8,600	Life Time Fitness Inc	316,136

	REITS – Apartments—5.28%
6,100	AvalonBay Communities Inc	634,644
6,900	Camden Property Trust	334,167
4,600	Essex Property Trust Inc	486,772

		1,455,583

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		April 30, 2010 Fair Value

	Common Stock (continued)
	United States (continued)
	REITS – Single Tenant—0.68%
5,700	Realty Income Corp	$186,903

	Semiconductor Components – Integrated Circuits—1.16%
5,000	Micrel Inc	58,350
2,000	Power Integrations Inc	76,960
15,500	Sigma Designs Inc	183,830

		319,140

	Telecommunication Equipment—0.19%
4,400	Arris Group Inc	54,076

	Telephone – Integrated—2.16%
11,800	AT&T Inc	307,508
10,000	Verizon Communications Inc	288,900

		596,408

	Total United States (proceeds $6,341,502)	$6,884,839

	Total Securities Sold, Not Yet Purchased (proceeds $14,406,815)	$14,937,893

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased – By Industry	April 30, 2010 Percentage of Net Assets (%)
Airlines	0.37
Airport Development / Maintenance	0.35
Audio / Video Products	1.53
Auto – Cars / Light Trucks	0.58
Building Products – Cement / Aggregate	0.09
Cellular Telecommunications	0.97
Commercial Banks – Non U.S.	1.80
Commercial Banks – Southern U.S.	1.00
Commercial Banks – Western U.S.	0.71
Computers – Integrated Systems	0.61
Computers – Memory Devices	3.33
Computers – Peripheral Equipment	0.92
Diversified Operations	0.33
Electric – Generation	0.95
Electric – Integrated	4.02
Electric Products – Miscellaneous	0.31
Electronic Components – Miscellaneous	1.57
Electronic Components – Semiconductors	6.47
Electronic Connectors	0.47
Electronic Measuring Instruments	0.64
Energy – Alternate Sources	0.97
Finance – Other Services	1.10
Internet Content – Entertainment	0.85
Multi-Line Insurance	0.13
Multi-Media	0.87
Office Automation & Equipment	1.24
Paper & Related Products	0.22
Photo Equipment & Supplies	0.18
Power Conversion / Supply Equipment	0.55
Printing – Commercial	0.65
Property / Casualty Insurance	0.22
Real Estate Operations / Development	2.68
Recreational Centers	1.15
REITS – Apartments	5.28
REITS – Single Tenant	0.68
Semiconductor Components – Integrated Circuits	3.11
Semiconductor Equipment	0.60
Steel – Producers	0.20
Telecommunication Equipment	0.53
Telephone – Integrated	2.16
Toys	0.41
Transport – Services	0.45
Web Portals / ISP	0.36
Wireless Equipment	2.53
Total Securities Sold, Not Yet Purchased	54.14%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount	Maturity Date		April 30, 2010 Unrealized Gain/(Loss)

	Swap Contracts—0.13%
	Total Return Swap Contracts—Long—0.00%
	E-Commerce / Services—0.01%
$121,832	3/6/2012	Rakuten Inc	$1,463

		Agreement with Morgan Stanley, dated 03/02/2010 to receive the total return of the shares of Rakuten Inc in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.60%.
	Electronic Components—Miscellaneous—0.02%
226,891	3/7/2012	Samsung SDI Co Ltd	5,803

Agreement with Morgan Stanley, dated 03/03/2010 to receive the total return of the shares of Samsung SDI Co Ltd in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.65%.

	Electronic Components—Semiconductors—0.07%
1,082,442	3/7/2012	Samsung Electronics Co Ltd	19,785

Agreement with Morgan Stanley, dated 03/03/2010 to receive the total return of the shares of Samsung Electronics Co Ltd in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.90%.

	Enterprise Software / Services—(0.02%)
1,036,602	3/6/2012	Oracle Corp	(5,586)

		Agreement with Morgan Stanley, dated 03/02/2010 to receive the total return of the shares of Oracle Corp in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.45%.
	Web Portals / ISP—(0.11%)
1,216,838	3/6/2012	Google Inc	(8,326)
		Agreement with Morgan Stanley, dated 03/02/2010 to receive the total return of the shares of Google Inc in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.45%.
834,340	3/7/2012	NHN Corp	(22,820)
		Agreement with Morgan Stanley, dated 03/03/2010 to receive the total return of the shares of NHN Corp in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.65%.

	Total Web Portals / ISP		(31,146)

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		April 30, 2010 Unrealized Gain/(Loss)

	Swap Contracts (continued)
	Total Return Swap Contracts—Long (continued)
	Wireless Equipment—0.03%
$474,000	3/6/2012	QUALCOMM Inc	$10,250

		Agreement with Morgan Stanley, dated 03/02/2010 to receive the total return of the shares of QUALCOMM Inc in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.46%.

	Total Long Swap Contracts		$569
	Total Return Swap Contracts—Short—0.13%

	Audio / Video Products—0.04%
249,634	3/6/2012	Pioneer Corp	10,489

		Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Pioneer Corp in exchange for an amount to be received monthly equal to the one month LIBOR rate less 3.50%.
	Auto—Cars / Light Trucks—(0.01%)
185,396	3/6/2012	Volvo AB Class B	(2,536)

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Volvo AB Class B in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.50%.

	Capacitors—0.01%
238,504	3/6/2012	Taiyo Yuden Co Ltd	3,798

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Taiyo Yuden Co Ltd in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.87%.

	Circuit Boards – 0.02%
148,204	3/6/2012	Nan Ya Printed Circuit Board Corp	4,992

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Nan Ya Printed Circuit Board Corp in exchange for an amount to be received monthly equal to the one month LIBOR rate less 9.00%.

	Computers—0.05%
198,474	3/6/2012	Acer Inc	11,430
		Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Acer Inc in exchange for an amount to be received monthly equal to the one month LIBOR rate less 4.00%.

The accompanying notes are an integral part of these financial statement.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		April 30, 2010 Unrealized Gain/(Loss)

	Swap Contracts (continued)
	Total Return Swap Contracts—Short (continued)
	Computers (continued)
$ 81,606	3/6/2012	Foxconn Technology Co Ltd	$2,182

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Foxconn Technology Co Ltd in exchange for an amount to be received monthly equal to the one month LIBOR rate less 5.41%.

37,557	3/6/2012	Quanta Computer Inc	1,604

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Quanta Computer Inc in exchange for an amount to be received monthly equal to the one month LIBOR rate less 6.50%.

	Total Computers		15,216

	Computers—Peripheral Equipment—0.01%
159,546	3/6/2012	Chi Mei Innolux Display Corp	2,332

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Chi Mei Innolux Display Corp in exchange for an amount to be received monthly equal to the one month LIBOR rate less 2.50%.

	Electric Products—Miscellaneous—0.00%
233,431	3/6/2012	Casio Computer Co Ltd	(192)

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Casio Computer Co Ltd in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.

	Electronic Components—Miscellaneous—0.02%
214,572	3/6/2012	Alps Electric Co Ltd	4,358

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Alps Electric Co Ltd in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.

	Electronic Components—Semiconductors—(0.04%)
108,328	3/6/2012	Elpida Memory Inc	363

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Elpida Memory Inc in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.

The accompanying notes are an integral part of these financial statement.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		April 30, 2010 Unrealized Gain/(Loss)

	Swap Contracts (continued)
	Total Return Swap Contracts—Short (continued)
	Electronic Components—Semiconductors (continued)
$ 192,464	3/6/2012	Epistar Corp	$4,610
		Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Epistar Corp in exchange for an amount to be received monthly equal to the one month LIBOR rate less 6.50%.
198,932	3/7/2012	Hynix Semiconductor Inc	(6,816)

Agreement with Morgan Stanley, dated 03/03/2010 to deliver the total return of the shares of Hynix Semiconductor Inc in exchange for an amount to be received monthly equal to the one month LIBOR rate less 4.50%.

224,906	3/6/2012	Shinko Electric Industries Co Ltd	(9,193)

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Shinko Electric Industries Co Ltd in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.

	Total Electronic Components—Semiconductors		(11,036)

	Power Conversion / Supply Equipment—0.03%
316,190	3/6/2012	Vestas Wind Systems AS	7,275

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Vestas Wind Systems AS in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.50%.

	Total Short Swap Contracts		$34,696

The accompanying notes are an integral part of these financial statement.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts—By Industry	April 30, 2010 Percentage of Net Assets (%)
Audio / Video Products – 0.04%	0.04%
Auto – Cars / Light Trucks – (0.01)%	(0.01%)
Capacitors – 0.01%	0.01%
Circuit Boards – 0.02%	0.02%
Computers – 0.05%	0.05%
Computers – Peripheral Equipment – 0.01%	0.01%
E-Commerce / Services – 0.01%	0.01%
Electric Products – Miscellaneous – 0.00%	0.00%
Electronic Components – Miscellaneous – 0.02%	0.04%
Electronic Components – Semiconductors – 0.07%	0.03%
Enterprise Software / Services – (0.02%)	(0.02%)
Power Conversion / Supply Equipment – 0.03%	0.03%
Web Portals / ISP – (0.11%)	(0.11%)
Wireless Equipment – 0.03%	0.03%

Total Swap Contracts	0.13%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF OPERATIONS
(Unaudited)

For the period March 1, 2010 (commencement of operations) through April 30, 2010
Investment Income
Dividends (net of foreign withholding tax of $615)	$18,447
Interest	10,699

Total investment income	29,146

Expenses
Advisory fees	67,173
Dividends on securities sold, not yet purchased	56,349
Stock loan fees	39,987
Incentive fees	32,719
Offering cost	21,572
Administration fees	16,975
Shareholder servicing fees	8,376
Insurance expense	6,992
Transfer agent fees	3,487
Custody fees	2,000
Professional fees	1,550
Interest expense	67
Miscellaneous expense	3,099

Total expenses	260,346

Net investment loss	(231,200)

Realized and unrealized gain/(loss) from investment activities, foreign currency translations and swap contracts
Realized gain/(loss) from investment activities, foreign currency translations and swap contracts
Investment securities	176,002
Securities sold, not yet purchased	(193,377)
Foreign currency translations	(25,982)
Swap contracts	(258,148)

Net realized gain/(loss) from investment activities, foreign currency translations and swap contracts	(301,505)
Net change in unrealized gain/(loss) from investment activities and foreign currency translations	628,317
Net change in unrealized gain/(loss) of swap contracts	35,265

Net realized and unrealized gain/(loss) from investment activities, foreign currency translations and swap contracts	362,077

Net increase in net assets resulting from operations	$130,877

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

For the period March 1, 2010 (commencement of operations) through April 30, 2010
From operations:

Net investment loss	$(231,200)
Net realized gain/(loss) from investment activities, foreign currency translations and swap contracts	(301,505)
Net change in unrealized gain/(loss) of investments, foreign currency translations and swap contracts	663,582

Net increase in net assets resulting from operations	130,877

From transactions in shares:

Net proceeds from sale of shares	27,458,641

Net increase in net assets from transactions in shares	27,458,641

Net increase in net assets	27,589,518

Net assets at beginning of period	—

Net assets at end of period	$27,589,518

Undistributed Net Investment (Loss)	$(231,200)

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—APRIL 30, 2010
(Unaudited)

1. Organization

ACAP Strategic Fund (the “Fund”) was organized as a Delaware statutory trust in June 2009. The Fund commenced operations in March 2010. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, closed-end management investment company. The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, will offer to repurchase between 5% – 25% of its outstanding Shares at their net asset value as of or prior to the end of each fiscal quarter, commencing in July 2010. SilverBay Capital Management LLC serves as the investment adviser of the Fund (the “Adviser”). The Adviser is controlled by its managing member, Alkeon Capital Management, LLC (“Alkeon”), which is registered with the SEC as an investment adviser.

The Fund’s investment objective is to achieve maximum capital appreciation. The Fund pursues this objective by investing its assets primarily in equity securities of U.S. and foreign companies that the Adviser believes are well positioned to benefit from demand for their products or services, including companies that can innovate or grow rapidly relative to their peers in their markets. The Fund also pursues its objective by effecting short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. The Fund may also borrow money for investment purposes, i.e., leverage its assets. The use of short sales and leverage are speculative investment practices and involve a high degree of risk.

The Fund is authorized to issue an unlimited number of Shares of beneficial interest (“Shares”), $0.001 par value. The minimum initial investment in the Fund by an investor is $100,000, subject to reduction at the discretion of an investor’s broker, dealer or other financial intermediary, but not below $50,000. Minimum subsequent investments must be at least $25,000 (in each case, including a sales load if applicable). Investors may be charged a sales load up to a maximum of 3% on the amount they invest. The specific amount of the sales load is not fixed and will be determined by the investor and its broker, dealer or other financial intermediary. Shares may only be purchased through, and with funds drawn on, an investor’s brokerage account with SMH Capital Inc. and Mainsail Group, L.L.C. (each, an “Underwriter” and together, the “Underwriters”) or with brokers or dealers retained by the Underwriters to act as selling agents to assist in the distribution of Shares (“Selling Agents”). Shares of the Fund may be purchased only by investors who certify to the Fund or its agents that they have a net worth of more than $1.5 million (or in the case of an individual, a joint net worth with their spouse of more than $1.5 million). As an interval fund, the Fund has adopted a fundamental policy to offer to repurchase at least 5% of its outstanding Shares at their net asset value at regular intervals. Currently, the Fund intends to offer to repurchase 25% of its outstanding Shares as of or prior to the end of each fiscal quarter.

The Board of Trustees of the Fund (the “Board”) has overall responsibility for the management and supervision of the operations of the Fund. The Board has delegated responsibility for management of the Fund’s day-to-day operations to the Adviser. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The persons comprising the Board (the “Trustees”) are not required to invest in the Fund or to own Shares. A majority of the Trustees are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—APRIL 30, 2010
(Unaudited) (continued)

2. Significant Accounting Policies

In June 2009, the Financial Accounting Standards Board (“FASB”) issued, “The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Principles.” The standard identifies the FASB Accounting Standards Codification as the single source of authoritative U.S. accounting and reporting standards applicable for all non-governmental entities, with the exception of guidance issued by the SEC and its staff. It is effective for financial statements issued for interim and fiscal years ending on or after September 15, 2009. The Fund is in conformity with the standard.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires (hereafter referred to as “authoritative guidance”) the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

The following is a summary of the significant accounting policies of the Fund:

a. Revenue Recognition

Securities transactions, including related revenue and expenses, are recorded on a trade date basis. Dividends are recorded on the ex-dividend date, net of foreign withholding tax. Interest income and expense are recorded on the accrual basis.

The Fund amortizes premium and accretes discount on bonds using the effective yield method.

b. Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the NYSE in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Board.

Domestic exchange traded equity securities (other than options) other than those that trade on NASDAQ are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities held short), as reported by such exchanges. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00:02(EST) adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Fund’s net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser under the supervision of the Board in accordance with authoritative guidance.

Debt securities (other than convertible securities) are valued in accordance with the procedures described above, which with respect to these securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—APRIL 30, 2010
(Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

units. The Adviser monitors the reasonableness of valuations provided by the pricing service.

If in the view of the Adviser, the bid price of a listed option or debt security (or ask price in the case of any such security held short) does not fairly reflect the market value of the security, the Adviser may value the security at fair value.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value pursuant to procedures adopted in good faith by the Board.

The Fund follows authoritative guidance for fair value measurement. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Company’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—APRIL 30, 2010
(Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

The following is a summary of the inputs used, as of April 30, 2010, in valuing the Fund’s investments at fair value.

	Level 1	Level 2	Level 3	Balance April 30, 2010
Assets
Common Stock	$30,409,921	$—	$—	$30,409,921
Purchased Options	168,750	—	—	168,750
Swaps	—	35,265	—	35,265
Securities owned – at fair value	$30,578,671	$35,265	$—	$30,613,936

Liabilities
Common Stock	$14,937,893	$—	$—	$14,937,893
Securities sold, but not yet purchased – at fair value	$14,937,893	$—	$—	$14,937,893

c. Cash and Cash Equivalents

The Fund considers all financial instruments that mature within three months of the date of purchase as cash equivalents. At April 30, 2010, $4,412,549 in cash equivalents were held in a PNC Bank Account. Amounts may at times exceed federally insured limits.

d. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with authoritative guidance. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

e. Income Taxes

The Fund at year end intends to elect and to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. To qualify as a regulated investment company, the Fund must comply with certain requirements relating to, among other things, the sources of its income and diversification of its assets. If the Fund so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain, but not net capital gain, which is the excess of net long- term capital gain over net short-term capital loss) and meets certain other requirements, it will not be required to pay federal income taxes on any income it distributes to shareholders. The Fund intends to distribute at least the minimum amount necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gain distributed to shareholders. In accordance with authoritative guidance, management has analyzed the Fund’s tax positions for the current tax year, and has concluded that no provision for income tax is required in the Fund’s financial statements. During the period, the Fund did not incur any interest or penalties. Each tax year will remain subject to examination by the Internal Revenue Service and state taxing authorities for a four year period.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—APRIL 30, 2010
(Unaudited) (continued)

2. Significant Accounting Policies (continued)

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

f. Due to/from Broker

Due from broker consists of U.S. dollar cash balances, and margin debt held at the Fund’s prime broker (Morgan Stanley & Co., Inc.). Cash is held as collateral against margin obligations of $5,533,474. The Fund is charged interest on cash it borrows at agreed upon rates with its prime broker.

The amount due from brokers primarily represents receivables for funds held by the various clearing brokers which result from proceeds of short sales, amounts transferred to those brokers to serve as deposits, amounts which have not yet been invested and proceeds from realized securities transactions including trading activity relating to securities and derivatives. It is the Fund’s policy to monitor the credit standing of the brokers and other financial institutions with which it conducts business.

3. Management Fee

In consideration of management services provided by the Adviser and for services provided by the Adviser or an affiliate for certain administrative services, the Fund pays the Adviser a monthly management fee computed at the annual rate of 2.00% of the Fund’s average daily net assets (the “Management Fee”), which is due and payable in arrears within five business days after the end of each month. This fee will be accrued daily as an expense to be paid out of the Fund’s assets and will have the effect of reducing the net asset value of the Fund.

4. Incentive Fee

The Fund also pays the Adviser a performance-based incentive fee (the “Incentive Fee”). The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 20% of the amount by which the Fund’s net profits for all Fiscal Periods (defined below) exceed the balance of the loss carryforward account (described below). The Fund also pays the Adviser the Incentive Fee in the event a Fiscal Period is triggered in connection with a Share repurchase offer by the Fund.

For purposes of calculating the Incentive Fee, net profits means the amount by which: (a) the net assets of the Fund as of the end of a Fiscal Period exceeds (b) the net assets of the Fund as of the beginning of the Fiscal Period, adjusted for purchases and repurchases of Shares during the Fiscal Period.

Net assets means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund, determined in accordance with the valuation and accounting policies and procedures of the Fund.

Fiscal Period means each twelve-month period ending on the Fund’s fiscal year-end, provided that whenever the Fund conducts a Share repurchase offer, the period of time from the last Fiscal Period-end through the effective date of the repurchase offer also constitutes a Fiscal Period.

The loss carryforward account is an account that is credited as of the end of each Fiscal Period with the amount of any net loss of the Fund for that Fiscal Period and will be debited (but not below zero) with the amount of any net profits of the Fund for that Fiscal Period. This is sometimes known as a “high water mark.” The loss carryforward account is also reduced by: (i) the payment by the Fund of any dividend or other distribution to Shareholders (unless the full amount thereof is reinvested in Shares of the Fund); and (ii) any repurchase by the Fund of its Shares.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—APRIL 30, 2010
(Unaudited) (continued)

5. Shareholder Servicing Fee

Under the terms of each distribution agreement with the Fund, the Fund pays ongoing shareholder servicing fees to the Underwriters to compensate them for providing, or arranging for the provision of, ongoing investor services and account maintenance services to investors in the Fund. Each Underwriter may retain all or a portion of these payments. These fees are accrued daily and paid monthly in an amount not to exceed, in the aggregate, 0.25% (on an annualized basis) of the net asset value of the Fund.

Shareholder Servicing Fees during the period ended April 30, 2010, amounted to $8,376. At April 30, 2010, $5,728 remains payable and is included in the accompanying statement of assets and liabilities.

6. Administration Fee, Related Party and Other

PNC Global Investment Servicing (U.S.) Inc. (“PNC”) serves as the Fund’s administrator and provides various administration, fund accounting, investor accounting and taxation services to the Fund. PNC will also provide transfer agency services to the Fund. In consideration of the administration and accounting services, the Fund will pay PNC a monthly asset-based fee which is not anticipated to exceed .08% of the Fund’s average net assets and a minimum monthly fee of $4,000/month for the first three months of the Fund’s operations, increasing thereafter until such fee is $8,000/month. The Fund will also reimburse PNC for certain out-of-pocket expenses.

PFPC Trust Company (“PFPC”) serves as the primary custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with domestic and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies), approved by the Board in accordance with the requirements set forth in Section 17(f) of the 1940 Act and the rules adopted thereunder. Assets of the Fund are not held by the Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of a custodian.

SMH Capital Inc. and Mainsail Group, L.L.C. (previously defined as the “Underwriters”), underwriters under the federal securities laws, serve as co-underwriters of the Fund’s Shares on a best efforts basis. Pursuant to the terms of each underwriter’s distribution agreement with the Fund, each Underwriter may retain unaffiliated brokers or dealers (i.e. “Selling Agents”) to assist in the distribution of Shares. For the period ended, April 30, 2010, the Underwriters received $3,216 from sales charges.

Each Independent Trustee receives an annual retainer of $10,000 plus reimbursement of reasonable out of pocket expenses. Trustees who are “interested persons” do not receive any annual or other fee from the Fund. Trustees who are “interested persons” are reimbursed by the Fund for all reasonable out-of- pocket expenses incurred in performing their duties.

7. Indemnifications and Financial Guarantees

The Fund has entered into several contracts that contain routine indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund believes the likelihood of a claim being made is remote.

8. Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term securities, for the period ended April 30, 2010, amounted to $36,711,534 and $7,468,142, respectively. Aggregate proceeds received and paid for securities sold, not yet purchased, excluding short-term securities, for the period ended April 30, 2010, amounted to $16,526,779 and $2,313,340, respectively.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—APRIL 30, 2010
(Unaudited) (continued)

9. Borrowings

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for liquidity purposes. Borrowings by the Fund (which do not include securities sold, not yet purchased and derivative transactions), subject to limitations of the 1940 Act, will not exceed 33 1/3 percent of the Fund’s total assets. Purchasing equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying (typically lower) percentages with respect to transactions in foreign markets. Borrowings to purchase equity securities typically will be secured by the pledge of those securities. Borrowing for investment purposes (a practice known as “leverage”) is a speculative investment practice and involves certain risks.

Although leverage can increase investment returns if the Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease investment returns if the Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will therefore magnify the impact of changes in the value of investments held by the Fund on the Fund’s net asset value and thus can increase the volatility of the Fund’s net asset value per Share. The Adviser expects that the Fund’s investment program will make frequent use of leverage.

For the period ended April 30, 2010, the average daily amount of such borrowings was $83,037 and the daily weighted average annualized interest rate was 0.48%.

10. Transactions in Shares

Transactions in Shares were as follows:

For the Period Ended April 30, 2010 Shares
Shares at the beginning of the period	2,721,927
Shares sold	—
Shares reinvested	—
Shares repurchased	—
Net increase (decrease)	2,721,927

Shares at the end of the period	2,721,927

As of April 30, 2010, the Investment Adviser and its affiliates own 10,001 shares of the Fund.

11. Non-Principal Fund Investment Practices and Their Risks

Although the Fund’s principal investment strategy is to invest primarily in equity securities of U.S. and foreign companies, the Fund may invest its assets in other types of securities and in other asset classes when, in the judgment of the Adviser (subject to any policies established by the Board), such investments present opportunities for the Fund to achieve maximum capital appreciation, taking into account the availability of equity investment opportunities, market conditions, the relative risk/reward analysis of other investments compared to equity securities, and such other considerations as the Adviser deems appropriate.

Authoritative guidance on disclosures about derivative instruments and hedging activities requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The realized gain/(loss) on purchased options and swap contracts is reflected on the Statement of Operations within these financial statements. The net change in unrealized gain/(loss) on purchased options of $(4,507) is included in the net change in unrealized gain/(loss) from investments activities and foreign currency transactions on the Statement of

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—APRIL 30, 2010
(Unaudited) (continued)

11. Non-Principal Fund Investment Practices and Their Risks (continued)

Operations within these financial statements. The net change in unrealized gain/(loss) on swap contracts is reflected on the Statement of Operations within these financial statements. Option contracts serve as components of the Fund’s investment strategies and are utilized to structure investments to enhance the performance of the Fund.

a. Bonds and Other Fixed-Income Securities

The Fund may invest without limit in high quality fixed-income securities for temporary defensive purposes and to maintain liquidity. For these purposes, “fixed-income securities” are bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“U.S. Government Securities”) or by a foreign government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit worthiness of the issuer and general market liquidity (i.e., market risk).

The Fund may also invest in both investment grade and non-investment grade debt securities. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization (“NRSRO”) in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by the Adviser to be of comparable quality.

Non-investment grade debt securities (typically called “junk bonds”) are securities that have received a rating from an NRSRO of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non- investment grade debt securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities. The Fund does not expect to invest more than 15% of its net assets in non-convertible debt securities. The Fund’s investments in non-investment grade debt securities, if any, are not expected to exceed 5% of its net assets.

b. Exchange Traded Funds and Other Similar Instruments

The Fund may purchase retail Shares of exchange-traded funds that are registered under the 1940 Act (“ETFs”) and retail Shares of similar investment vehicles that are not registered under the 1940 Act (together with the ETFs, “Traded Funds”) and effect short sales of these Shares. Transactions in Traded Funds may be used in seeking maximum capital appreciation or for hedging purposes. Typically, a Traded Fund holds a portfolio of common stocks designed to track the performance of a particular index or a “basket” of stocks of companies within a particular industry sector or group. Traded Funds sell and redeem their Shares at net asset value in large blocks (typically 50,000 Shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchange and can be purchased and sold in the secondary market in lots of any size at any time during the trading day (i.e., retail Shares). The Adviser does not anticipate purchasing creation units.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—APRIL 30, 2010
(Unaudited) (continued)

11. Non-Principal Fund Investment Practices and Their Risks (continued)

b. Exchange Traded Funds and Other Similar Instruments (continued)

Investments in Traded Funds involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the Traded Funds. In addition, a Traded Fund may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the Traded Fund and the index with respect to the weighting of securities or number of stocks held.

Because Traded Funds bear various fees and expenses, the Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Adviser considers the expenses associated with an investment in determining whether to invest in a Traded Fund.

c. Temporary Investments; U.S. Government Securities Risk

During periods of adverse market conditions in the equity securities markets, the Fund may deviate from its investment objective and invest all or a portion of its assets in high quality debt securities, money market instruments, or hold its assets in cash. Securities will be deemed to be of high quality if they are rated in the top four categories by an NRSRO or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high quality, short-term debt obligations (which generally have remaining maturities of one year or less), and may include: U.S. Government Securities; commercial paper; certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance

Corporation (“FDIC”); and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Fund may purchase Shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act.

The Fund may also invest in money market instruments or purchase Shares of money market mutual funds pending investment of its assets in equity securities or non-money market debt securities, or to maintain such liquidity as may be necessary to effect repurchases of Shares from shareholders or for other purposes.

It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it were not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s Share price or yield could fall. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government Securities owned by the Fund does not imply that the Fund’s Shares are guaranteed by the FDIC or any other government agency, or that the price of the Fund’s Shares will not continue to fluctuate.

d. Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional,” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved. Total return swaps are where one party exchanges a cash flow indexed (on a long or short basis) to a non-money market asset (e.g., an equity security).

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—APRIL 30, 2010
(Unaudited) (continued)

11. Non-Principal Fund Investment Practices and Their Risks (continued)

d. Total Return Swaps (continued)

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets and Liabilities. The volume of activity of swap contracts that are presented in the Schedule of Swap Contracts are consistent with the derivative activity during the period ended April 30, 2009.

e. Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities.

f. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—APRIL 30, 2010
(Unaudited) (continued)

11. Non-Principal Fund Investment Practices and Their Risks (continued)

f. Foreign Currency Translation (continued)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in the net change in unrealized gain/(loss) from investment activities and foreign currency translations on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

12. Financial Highlights

	For the Period March 1, 2010 (commencement of operations) through April 30, 2010
Net asset value per Share, beginning of period	$10.00

Income from investment operations (a):
Net investment income/(loss)	(0.12)
Net realized and change in unrealized gain/(loss) on investment activities and foreign currency transactions and swap contracts	0.26

Total income/(loss) from investment operations	0.14

Net asset value per Share, end of period	$10.14

Total return—gross (b) (c)	1.48%
Total return—net (b) (c)	1.40%
Ratios/supplemental data:
Net assets (dollars in thousands), end of period	$27,590
Ratio of expenses to average net assets (d)	7.77%
Ratio of expenses without incentive fee to average net assets (d)	6.79%
Ratio of incentive fee to average net assets (d)	0.98%
Ratio of expenses without incentive fee, dividend & interest expense and security trading related expenses to average net assets (d)	3.92%
Ratio of dividend and interest expense to average net assets (d)	1.68%
Ratio of security trading related expenses to average net assets (d)	1.19%
Ratio of net investment income/loss to average net assets	(6.90	% )
Portfolio turnover (c)	33%
Average debt ratio	2.48%

(a)	Per Share amounts presented are based on average Shares outstanding throughout the periods indicated.

(b)

Total return gross/net of incentive fee is calculated assuming an investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(c)	Non-annualized for periods less than one year.

(d)	Annualized for periods of less than one year. The computation of such ratios for an individual shareholder may vary from these ratios due to timing of subscriptions.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—APRIL 30, 2010
(Unaudited) (concluded)

13. Subsequent Events

Subsequent to April 30 2010, and through June 23, 2010, the Fund had capital subscriptions of $18,201,488.

The Fund has evaluated the possibility of subsequent events existing in the Fund’s financial statements, and has determined that there are no material events that would require disclosure in the Fund’s financial statements.

ACAP STRATEGIC FUND
Supplemental Information
(Unaudited)

Disclosure of Portfolio Holdings: The Fund files a Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year. For the Fund, this would be for the fiscal quarters ending January 31 and July 31. Form N-Q includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities: A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling your financial advisor or on the SEC’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

At the initial meeting held in person on December 2, 2009, the Board of Trustees of ACAP Strategic Fund (the “Board”) approved the investment advisory agreement between ACAP Strategic Fund, a Delaware statutory trust (the “Fund”), and SilverBay Capital Management, LLC, a Delaware limited liability company (the “Adviser”) (the “Advisory Agreement”), for an initial term of two years. Also, by a unanimous vote, the members of the Board (the “Trustees”) who are not “interested persons,” as defined by the Investment Company Act of 1940 (the “1940 Act”), of the Fund (the “Independent Trustees”) separately voted to approve the Advisory Agreement.

In considering whether to approve the Advisory Agreement, the Board reviewed various materials from Fund counsel and from the Adviser which included: (i) information concerning the services to be rendered to the Fund by the Adviser and the proposed fees to be paid by the Fund to the Adviser; (ii) information concerning the experience of the Adviser’s managing member, Alkeon Capital Management, LLC (“Alkeon”); (iii) information concerning the individuals who would be responsible for the day-to-day management and operation of the Fund’s assets; and (iv) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

(a) THE NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED TO THE FUND.

The Trustees reviewed the proposed services that the Adviser would provide to the Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services that would be provided to the Fund, the Board discussed, in detail, with representatives of the Adviser, the proposed management of the Fund’s investments in accordance with the Fund’s stated investment objective and policies and the types of transactions to be entered into on behalf of the Fund. In this regard, the Board considered the extensive experience of Alkeon in managing funds and accounts with similar strategies to those of the Fund. The Board evaluated the relatively broad scope of services to be provided under the Advisory Agreement. In this connection, the Board noted that the Adviser, or Alkeon, would be providing, at its own expense, facilities necessary for the operation of the Fund and it would make personnel available to serve as the senior officers of the Fund, including the Chief Compliance Officer, the Principal Executive Officer and the Principal Financial Officer. The Board also considered representations regarding the adequacy of the Adviser’s financial condition and its financial wherewithal to provide quality services to the Fund. In this connection, the Trustees discussed the importance of the representation by Alkeon, in its capacity as managing member, to provide or make available to the Adviser, on an ongoing basis, adequate resources (including capital and personnel) so as to provide meaningful and appropriate support for the operations of the Adviser, including for purposes of its performance of its obligations, and the provision of quality services to the Fund. The Board found it was reasonable to expect that the Fund would receive the services required from the Adviser under the Advisory Agreement and expressed satisfaction with the nature, extent and quality of services proposed to be provided thereunder.

ACAP STRATEGIC FUND
Supplemental Information
(Unaudited) (continued)

(b) INVESTMENT PERFORMANCE OF THE FUND AND ADVISER

In connection with the evaluation of the services to be provided by the Adviser, the Trustees generally reviewed the historical performance of Adviser. Since the Adviser and the Fund are newly formed, the Trustees focused their review on the investment performance of an investment vehicle managed by Mr. Panayotis (“Takis”) Sparaggis, the proposed portfolio manager of the Fund, with an investment program that is substantially the same as that of the Fund (the “Other Investment Vehicle”). The Trustees expressed satisfaction with the performance of the Other Investment Vehicle. The Trustees noted that the Other Investment Vehicle represented the longest track record available among all similarly managed accounts by Mr. Sparaggis. The Trustees also considered that the Other Investment Vehicle is not registered under the 1940 Act and thus is not subject to certain investment limitations imposed by applicable securities laws which, if applicable, may have adversely affected the Other Investment Vehicle’s performance. In addition, the Trustees acknowledged that the Fund’s fees and expenses may be higher than those of the Other Investment Vehicle and that had the Other Investment Vehicle been subject to the Fund’s fee structure and investment limitations its returns may have been lower. The Trustees also discussed Mr. Sparaggis’ 14+ years of experience employing alternative investment strategies. Based on the foregoing, the Trustees concluded that the Fund would be in a position to benefit from that expertise and receive high quality services.

(c) COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER FROM THE RELATIONSHIP WITH THE FUND

The Trustees reviewed the cost of services to be provided by the Adviser and the fees to be paid under the Advisory Agreement. The Board noted that under the proposed Advisory Agreement the Fund would pay the Adviser a fixed management fee of 2.00% and a performance-based incentive fee in an amount equal to 20% of the amount by which the Fund’s net profits exceed the balance of a loss carryforward account. The Board considered the mechanics of the incentive fee, noting that it would be paid at the close of the Fund’s fiscal year and each time the Fund conducts a share repurchase offer, although the fee paid in connection with a share repurchase offer would be limited to that portion of the incentive fee that is proportional to the Fund’s assets paid in respect of share repurchases. The Trustees further noted that the incentive fee will be calculated and accrued daily as a liability of the Fund and thus will be reflected in the Fund’s net asset value on a daily basis. The Trustees also considered information showing a comparison of the proposed advisory fees and expense ratio of the Fund compared with fees and expenses of other similar closed-end, continuously-offered single manager 1940 Act-registered products, as well as fees of other funds and accounts advised or sub-advised by Alkeon. Although the Fund’s expense ratio was slightly higher than the median ratio of the peer group presented in the materials, the Board was satisfied that the proposed fee structure was within the range of fees charged to other similar funds, including other funds and accounts managed by Alkeon. The Board also noted that the 2/20 management fee/incentive fee combination was a common fee structure charged by alternative fund managers such as the Adviser (or Alkeon). Based on its review, the Board concluded that the proposed level of the management fee and the incentive fee were fair and reasonable in light of the extent and quality of services that the Fund expects to receive.

The Trustees then considered the profits to be realized by the Adviser and its affiliates from the relationship with the Fund. Since the Fund and the Adviser were newly formed, the Trustees considered the estimated profitability to Alkeon (the Adviser’s managing member) from management of the Fund.

The Trustees concluded, based on the estimated data provided, that the profitability level would not be excessive.

ACAP STRATEGIC FUND
Supplemental Information
(Unaudited) (concluded)

(d) THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE.

The Trustees noted that economies of scale are realized when a fund’s assets increase significantly. Because the Fund is newly formed and the eventual aggregate amount of Fund assets is uncertain, the Adviser was not able to provide the Trustees with specific information concerning the extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale, if any. The Trustees determined that they would revisit this issue after the initial two year term of the Advisory Agreement.

CONCLUSION.

Based on all of the foregoing, and such other matters that were deemed relevant, the Board found the proposed fee structure to be fair and reasonable in light of the services proposed to be provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Trustees, including all of the Independent Trustees, approved the Advisory Agreement for the initial two-year term.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

While the Fund’s Nominating Committee is responsible for the selection and nomination of the Fund’s Independent Trustees, the Nominating Committee may consider nominations for the office of Independent Trustee made by shareholders in the Fund as it deems appropriate. Shareholders who wish to recommend a nominee should send nominations (that include biographical information and set forth the qualifications of the proposed nominee) to ACAP Strategic Fund, 350 Madison Avenue, 9th Floor, New York, New York, 10017; Attention: Vice President.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/ Gregory D. Jakubowsky

Gregory D. Jakubowsky, President and Principal Executive Officer (principal executive officer)

Date June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky

Gregory D. Jakubowsky, President and Principal Executive Officer (principal executive officer)

Date June 28, 2010

By (Signature and Title)*	/s/ George Mykoniatis

George Mykoniatis, Treasurer and Principal Financial Officer (principal financial officer)

Date June 28, 2010

* Print the name and title of each signing officer under his or her signature.